Shareholder Report, Average Annual Return (Details)		1 Months Ended		12 Months Ended	60 Months Ended	94 Months Ended		120 Months Ended
		Jun. 30, 2025		Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025
Emerging Markets Equities Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equities Fund — Class M
Average Annual Return, Percent	[1]			18.55%	4.60%			4.87%
Emerging Markets Equities Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equities Fund — Class F-2
Average Annual Return, Percent	[1],[2]	5.38%
Emerging Markets Equities Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equities Fund — Class F-3
Average Annual Return, Percent	[1]			18.60%	4.56%	4.03%	[3]
Emerging Markets Equities Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equities Fund — Class R-6
Average Annual Return, Percent	[1]			18.61%	4.53%	4.00%	[4]
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index
Average Annual Return, Percent	[5]	6.34%	[2]	15.29%	6.81%	3.94%	[3],[4]	4.81%
Emerging Markets Equity Historical Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Emerging Markets Equity Historical Benchmark Index
Average Annual Return, Percent	[5]	6.34%	[2]	14.33%	7.62%	4.27%	[3],[4]	4.95%
MSCI Emerging Markets IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets IMI Index
Average Annual Return, Percent	[5]	6.27%	[2]	14.28%	7.61%	4.26%	[3],[4]	4.95%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-2 shares were first offered on June 2, 2025.
[3]	Class F-3 shares were first offered on September 1, 2017.
[4]	Class R-6 shares were first offered on September 1, 2017.
[5]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.